Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
OPERATING EXPENSES
General and administrative expenses	$ 3,402,952	$ 3,528,434
Franchise tax	18,596	141,257
Total operating expenses	3,421,548	3,669,691
OTHER INCOME (EXPENSE)
Interest income on investments held in Trust Account	850,641	6,009,585
Finance costs – amortization of debt issuance	(78,039)	(179,819)
Total other income, net	772,602	5,829,766
(LOSS) INCOME BEFORE PROVISION FOR INCOME TAXES	(2,648,946)	2,160,075
Provision for income taxes		(820,571)
NET (LOSS) INCOME	$ (2,648,946)	$ 1,339,504
Class A Common Stock
OTHER INCOME (EXPENSE)
Weighted average shares outstanding of common stock (in Shares)	11,243,598	18,239,497
Basic net (loss) income per share (in Dollars per share)	$ (0.24)	$ 0.06
Diluted net (loss) income per share (in Dollars per share)	$ (0.24)	$ 0.06
Class B Common Stock
OTHER INCOME (EXPENSE)
Weighted average shares outstanding of common stock (in Shares)		4,172,236
Basic net (loss) income per share (in Dollars per share)		$ 0.06
Diluted net (loss) income per share (in Dollars per share)		$ 0.06